FOR CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK

Rate Sheet Prospectus Supplement dated July 27, 2026
to the Prospectus and Initial Summary Prospectus, each dated April 27, 2026, as supplemented, for:

MassMutual EnvisionSM Variable Annuity
Issued by Massachusetts Mutual Life Insurance Company

MassMutual RetirePaySM
MassMutual RetireCoreSM
MassMutual RetireCoreSM Stacking

This Rate Sheet Prospectus Supplement (“Rate Sheet”) should be read carefully and retained with your Prospectus. You should not purchase an Income Guarantee Feature without first obtaining the applicable Rate Sheet.

We are issuing this Rate Sheet to update certain Income Guarantee Feature Terms applicable to one or more of our Income Guarantee Features. For the Income Guarantee Feature Terms applicable to your Income Guarantee Feature, see: Appendix A –  RetirePay, Appendix B – RetireCore, and Appendix C – RetireCore  Stacking. For complete information about the Income Guarantee Features, see the “Additional Benefits — Income Guarantee Features” section in the Prospectus.

The Income Guarantee Feature Terms included in this Rate Sheet are effective for applications submitted on or after July 27, 2026 (“Rate Sheet Effective Date”) until a new Rate Sheet is effective that replaces and supersedes this Rate Sheet. See “Rate Sheet Comparison Process” for applications submitted prior to the Rate Sheet Effective Date. This Rate Sheet replaces and supersedes any previously issued Rate Sheet.

This Rate Sheet has no specified end date. If we change the Income Guarantee Feature Terms, we will issue a new Rate Sheet. In the event we issue a new Rate Sheet, we will provide at least 10 business days’ notice of the effective date of the superseding Rate Sheet.

Rate Sheet Eligibility Conditions

Certain Rate Sheet eligibility conditions apply when we have issued a subsequent Rate Sheet after you apply for your Contract and prior to your Issue Date.

In order for the Income Guarantee Feature Terms in this Rate Sheet to apply to your Contract, your necessary application information, including any applicable transfer form(s), must be submitted to an order entry system utilized to issue the Contract (“application submit date”) on or after July 27, 2026 and prior to the effective date of the superseding Rate Sheet.  For purposes of this process, the application submit date is also defined to include the date the application is signed if a paper application is necessary.

Application Requirements

The application information must be in Good Order within 10 business days after the application submit date, including completion of the broker-dealer suitability review. We also require payment of at least the minimum initial Purchase Payment within 10 Business Days after the application submit date (90 calendar days if you plan to pay the initial Purchase Payment with proceeds from an IRS Section 1035 exchange or direct transfer).

If these Rate Sheet Eligibility Conditions are met, and the Contract is issued, the Income Guarantee Feature Terms in this Rate Sheet will apply, unless a beneficial superseding rate sheet applies, as described under “Rate Sheet Comparison Process.”

If these Rate Sheet Eligibility Conditions are not met, we will cancel the application and return any Purchase Payment received.

If these Rate Sheet Eligibility Conditions are not met and your initial Purchase Payment was paid with proceeds from an IRS Section 1035 exchange or direct transfer, we will inform you and request instructions regarding whether to issue the Contract with the Income Guarantee Feature Terms in effect under the superseding Rate Sheet or cancel the application. If you have not provided us with the requested instructions within 2 Business Days after we have received your Purchase Payment, we will return your Purchase Payment to the original  source.

Rate Sheet Comparison Process

Subject to satisfying the Rate Sheet Eligibility Conditions established in this Rate Sheet, if your application is submitted prior to the Rate Sheet Effective Date and your contact is issued on or after the Rate Sheet Effective Date, this Rate Sheet will apply if there are only beneficial changes to the terms of the Income Guarantee Feature you selected. If your contract is issued before the Rate Sheet Effective Date, this Rate Sheet will not apply and you will receive the Rate Sheet that was effective as of your application submit date.

The changes will be considered to be beneficial unless any of the following occurs for the Income Guarantee Feature you selected:

•	Any Withdrawal Rates and/or Lifetime Guarantee Rates have decreased,

•	Income Guarantee Feature Charges have increased,

•	The Roll-Up Percentage (for RetireCore and RetireCore Stacking) has decreased, or

•	Investment Allocation Restrictions have changed (excluding changes to the Investment Allocation Restrictions due to the addition of available investment options or changes that occur through fund substitutions or fund mergers).

For example:

•	A Rate Sheet is issued with an effective date of 5/1/2026.

•	Your application with transfer paperwork is submitted and received In Good Order on 8/3/2026.

•	A superseding rate sheet is issued on 8/18/2026, with a 9/1/2026 effective date.

IF	AND	THEN

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Lifetime Guarantee Rates have increased;

•

Income Guarantee Feature Charges have increased;

•

The Roll-Up Percentage (if applicable) is unchanged; and

•

Investment Allocation Restrictions are unchanged.

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received and the Contract was issued prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet.

Even though the Withdrawal and Lifetime Guarantee Rates have both increased, the increase to the Income Guarantee Feature Charge is not considered beneficial.

IF	AND	THEN

The terms of the Income Guarantee Feature you elected on the superseding Rate Sheet:

•

Withdrawal Rates have increased;

•

Lifetime Guarantee Rates have increased;

•

Income Guarantee Feature Charges are unchanged;

•

The Roll-Up Percentage (if applicable) is unchanged; and

•

Investment Allocation Restrictions are unchanged.

Your initial purchase payment is received in Good Order and your Contract is issued prior to 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of application on the 5/1/2026 Rate Sheet, as the initial purchase payment was received prior to the 9/1/2026 Rate Sheet Effective Date.

Your initial purchase payment is received in Good Order and your Contract is issued on or after 9/1/2026.

You will receive the Income Guarantee Feature Terms in effect  at the time of contract issue on the 9/1/2026 Rate Sheet.

Since the Withdrawal and Lifetime Guarantee Rates have both increased, and no other Income Guarantee Features have changed, the changes are considered beneficial.

To obtain a current Prospectus and Rate Sheet or if you have any questions regarding this Rate Sheet, please contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Service Center at (800) 272-2216 (8 a.m.–8 p.m. Eastern Time).

APPENDIX A – RetirePay  Income Guarantee Feature Terms

Income Guarantee Feature Terms:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	Income Guarantee Feature Charges, and

•	Investment Allocation Restrictions – see Appendix D.

Withdrawal Rates:

SINGLE LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE WITHDRAWAL RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Withdrawal Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

Lifetime Guarantee Rates:

SINGLE LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	5.00%	5.20%	5.40%	5.60%	5.80%	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%
62 – 66	5.50%	5.70%	5.90%	6.10%	6.30%	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%
67 – 71	6.00%	6.20%	6.40%	6.60%	6.80%	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%
72 – 76	6.50%	6.70%	6.90%	7.10%	7.30%	7.50%	7.70%	7.90%	8.10%	8.30%	8.50%
77+	7.00%	7.20%	7.40%	7.60%	7.80%	8.00%	8.20%	8.40%	8.60%	8.80%	9.00%

JOINT LIFE LIFETIME GUARANTEE RATES:

	Full Contract Years from the RetirePay Issue Date
	0	1	2	3	4	5	6	7	8	9	10+
Age Range	Lifetime Guarantee Rates
59½ – 61	4.45%	4.65%	4.85%	5.05%	5.25%	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%
62 – 66	4.95%	5.15%	5.35%	5.55%	5.75%	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%
67 – 71	5.45%	5.65%	5.85%	6.05%	6.25%	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%
72 – 76	5.95%	6.15%	6.35%	6.55%	6.75%	6.95%	7.15%	7.35%	7.55%	7.75%	7.95%
77+	6.45%	6.65%	6.85%	7.05%	7.25%	7.45%	7.65%	7.85%	8.05%	8.25%	8.45%

Income Guarantee Feature Charges:

The current Income Guarantee Feature Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base. We may increase the Income Guarantee Feature Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum Income Guarantee Feature Charge. The maximum charge and additional information about the Income Guarantee Feature Charge can be found in the “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge” section of the current Prospectus.

APPENDIX B – RetireCore  Income Guarantee Feature Terms

Income Guarantee Feature Terms:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	Income Guarantee Feature Charges,

•	Roll-Up Percentage, and

•	Investment Allocation Restrictions – see Appendix D.

Withdrawal Rates:

SINGLE LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.75%
65 – 69	6.25%
70 – 74	6.50%
75+	6.75%

JOINT LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.25%
65– 69	5.75%
70 – 74	6.00%
75+	6.25%

Lifetime Guarantee Rates:

SINGLE LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.75%
65 – 69	6.25%
70 – 74	6.50%
75+	6.75%

JOINT LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.25%
65 – 69	5.75%
70 – 74	6.00%
75+	6.25%

Income Guarantee Feature Charges:

The current Income Guarantee Feature Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base. We may increase the Income Guarantee Feature Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum Income Guarantee Feature Charge. The maximum charge and additional information about the Income Guarantee Feature Charge can be found in the “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge” section of the current Prospectus.

Roll-Up Percentage: 6%

APPENDIX C – RetireCore  Stacking Income Guarantee Feature Terms

Income Guarantee Feature Terms:

•	Withdrawal Rates,

•	Lifetime Guarantee Rates,

•	Income Guarantee Feature Charges,

•	Roll-Up Percentage, and

•	Investment Allocation Restrictions – see Appendix D.

Withdrawal Rates:

SINGLE LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75+	6.50%

JOINT LIFE WITHDRAWAL RATES:

Age When Income Starts
59½ – 64	4.00%
65 – 69	5.50%
70 – 74	5.75%
75+	6.00%

Lifetime Guarantee Rates:

SINGLE LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.50%
65 – 69	6.00%
70 – 74	6.25%
75+	6.50%

JOINT LIFE LIFETIME GUARANTEE RATES:

Age When Income Starts
59½ – 64	4.00%
65 – 69	5.50%
70 – 74	5.75%
75+	6.00%

Income Guarantee Feature Charges:

The current Income Guarantee Feature Charges applicable to your Contract are as follows:

•   Single Life Highest Anniversary Value Step-up Charge
•   Joint Life Highest Anniversary Value Step-up Charge
•   Single Life Highest Quarterly Value Step-up Charge
•   Joint Life Highest Quarterly Value Step-up Charge

1.45% 1.45% 1.60% 1.60%

The amount that is deducted from your Contract Value is equal to the Income Guarantee Feature Charge multiplied by the Benefit Base. We may increase the Income Guarantee Feature Charges effective on any Contract Anniversary, with prior notice, but the charges will never exceed the maximum Income Guarantee Feature Charge. The maximum charge and additional information about the Income Guarantee Feature Charge can be found in the “Additional Benefits – Income Guarantee Features – Income Guarantee Feature Charge” section of the current Prospectus.

Roll-Up Percentage: 6%

APPENDIX D – Investment Allocation Restrictions

While your Income Guarantee Feature is in effect, your investment allocations are restricted.

You must either be invested 100% in one of the MML Asset Allocation Sub-Accounts or invested 100% in the Custom Allocation Program.

MML Asset Allocation Sub-Accounts:

MML VIP American Funds 65/35 Allocation
MML VIP American Funds 80/20 Allocation
MML VIP Balanced Allocation
MML VIP BlackRock® Balanced
MML VIP BlackRock iShares®  60/40
MML VIP BlackRock iShares®  80/20
MML VIP Conservative Allocation
MML VIP Growth Allocation
MML VIP Moderate Allocation

Custom Allocation Program:

Multiple Sub-Accounts can be selected within each category. The total allocation for all Sub-Accounts within each category must be between the minimum and maximum allocation. The Contract Value in the Custom Allocation Program will be rebalanced based on your elected frequency. If no election is made, rebalancing will occur quarterly during each calendar year.

	Minimum Allocation	Maximum Allocation
Allocation Category 1	30%	30%

Available Sub-Accounts:
MML VIP Barings Core Bond
MML VIP Barings Inflation-Protected and Income
MML VIP Barings Short-Duration Bond
MML VIP Barings U.S. Government Money Market
MML VIP Fidelity Institutional AM® Core Plus Bond

Allocation Category 2	40%	70%

Available Sub-Accounts:
American Funds Insurance Series® New World®
American Funds Insurance Series® SMALLCAP World
American Funds Insurance Series® Washington Mutual Investors
Columbia Variable Portfolio - Contrarian Core
Janus Henderson Enterprise
Janus Henderson Overseas
Nomura VIP Growth
MML Focused Equity
MML Foreign
MML Income & Growth
MML VIP American Century Mid Cap Value
MML VIP American Funds  Growth
MML VIP BlackRock®  Equity Index
MML VIP Invesco Discovery Large Cap
MML VIP Invesco Global
MML VIP Invesco Main Street Equity
MML VIP Invesco Small Cap Equity
MML VIP JPMorgan U.S. Research Enhanced Equity
MML VIP Loomis Sayles Large Cap Growth
MML VIP MFS International Equity
MML VIP T. Rowe Price Blue Chip Growth
MML VIP T. Rowe Price Equity Income
MML VIP T. Rowe Price Mid Cap Growth
MML VIP Wellington Small Cap Growth Equity

	Minimum Allocation	Maximum Allocation
Allocation Category 3	0%	30%

Available Sub-Accounts:
Fidelity® VIP Contrafund®
Fidelity® VIP Health Care
Fidelity® VIP Overseas
Fidelity® VIP Real Estate
Fidelity® VIP Strategic Income
Invesco V.I. Global Strategic Income
Invesco  V.I. International Growth
Janus Henderson Global Technology and Innovation
MML Small/Mid Cap Value
MML Sustainable Equity
MML VIP American Century Small Company Value
MML VIP Franklin Templeton Equity
MML VIP Invesco Discovery Mid Cap
Nomura VIP Asset Strategy
PIMCO Income Portfolio

If a requested change in your allocations or a transfer of any portion of your contract value does not comply with these investment restrictions, you will be required to terminate your Income Guarantee Feature by written request before the allocation change or transfer can be processed. We reserve the right, upon thirty calendar days advance notice to you, to change the investment restrictions. If we change the investment restrictions, you must change your allocations to comply within thirty calendar days of the restrictions becoming effective, or we will terminate your Income Guarantee Feature.

If you have any questions regarding this Rate Sheet, please contact us toll free at (800) 272-2216.

Please keep this Rate Sheet for future reference.